Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Entity Wide Information Revenue From External Customer [Line Items]
Revenues	$ 144,020	$ 123,927	$ 291,064	$ 249,651
Unearned revenue	10,988		10,988		$ 6,007
Voyage charters and contracts of affreightment
Entity Wide Information Revenue From External Customer [Line Items]
Revenues	54,563	40,434	114,408	80,383
Time and bareboat charters
Entity Wide Information Revenue From External Customer [Line Items]
Revenues	$ 89,457	$ 83,493	$ 176,656	$ 169,268